Nashville Flood - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Casualty Loss [Member]	Dec. 31, 2011 Casualty Loss [Member]	Dec. 31, 2010 Casualty Loss [Member]	Dec. 31, 2010 Insurance Proceeds [Member]	Dec. 31, 2012 Insurance Proceeds [Member]	May 03, 2010 Insurance Proceeds [Member]	Dec. 31, 2010 Preopening Costs [Member]
Casualty Loss [Line Items]
Casualty Loss Expense	$ 858,000	$ 1,225,000	$ 42,321,000				$ (50,000,000)
Property plant and equipment written down related to flood gross					400,000	161,200,000
Accumulated depreciation on property plant and equipment written down related to flood					100,000	116,200,000
Impairment of property and equipment		332,000	44,970,000	0	300,000	45,000,000
Employment Cost						12,600,000				29,000,000
Equipment and facility rental						2,500,000				1,700,000
Property and other taxes						800,000				2,700,000
Consulting fee						900,000
Insurance cost						300,000				1,300,000
Per occurrence flood limit								150,000,000	50,000,000
Insurance proceeds			50,000,000				50,000,000
Preopening costs associated with reopening the affected properties	340,000	408,000	55,287,000							55,287,000
Advertising and promotional costs	21,800,000	22,200,000	25,600,000							6,800,000
Facility cost										3,700,000
Supplies expense										$ 3,000,000